Note 13 - Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13.	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Our primary objective for holding derivative financial instruments is to manage foreign currency exchange rate risk and interest rate risk, when deemed appropriate. We enter into these contracts in the normal course of business to mitigate risks and not for speculative purposes.

Foreign Currency Forward Contracts

Under our risk management strategy, we periodically use foreign currency forward contracts to manage our short-term exposures to fluctuations in operational cash flows resulting from changes in foreign currency exchange rates. These cash flow exposures result from portions of our forecasted operating expenses, primarily compensation and related expenses, which are transacted in currencies other than the U.S. dollar, most notably the Chinese renminbi, Israeli shekel and the Mexican peso. These foreign currency forward contracts generally have maturities of no longer than twelve months, although occasionally we will execute a contract that extends beyond twelve months, depending upon the nature of the underlying risk.

We held outstanding foreign currency forward contracts with notional amounts of $49.6 million and $14.2 million as of December 31, 2025 and 2024, respectively. The Company's foreign currency forward contracts related to the Chinese renminbi are designated as cash flow hedges for accounting purposes and as such, changes in their fair value are recognized in accumulated other comprehensive income (loss) in the consolidated balance sheet and are reclassified into the consolidated statement of operations within cost of goods sold in the period in which the hedged transaction affects earnings.

Interest Rate Swap Agreements

To partially mitigate risks associated with the variable interest rates on the revolver borrowings under its Credit Agreement, the Company is a party to a pay-fixed, receive-variable interest rate swap agreement with each of two multinational financial institutions under which we (i) pay interest at a fixed rate of 1.334% and received variable interest of the daily SOFR rate plus 10 basis points on a notional amount of $30.0 million and (ii) paid interest at a fixed rate of 1.348% and received variable interest of the daily SOFR rate plus 10 basis points on a notional amount of $30.0 million (the “2021 Swaps”). The effective date of the 2021 Swaps was December 31, 2021, and settlements with the counterparties began on January 31, 2022 and occur on a monthly basis. The 2021 Swaps will terminate on August 31, 2026.

The 2021 Swaps are designated as cash flow hedges for accounting purposes and as such, changes in their fair value are recognized in accumulated other comprehensive income (loss) in the consolidated balance sheet and are reclassified into the statement of operations within interest expense in the period in which the hedged transaction affects earnings.

Fair Values of Derivative Financial Instruments

See Note 6, "Fair Value Measurements" for the gross fair values of the Company's derivative assets and liabilities as of December 31, 2025 and 2024.

Derivative Financial Instruments in Cash Flow Hedging Relationships

The effects of derivative financial instruments designated as cash flow hedges on AOCL and on the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
	2025	2024	2023
Net gains (losses) recognized in AOCL:
Foreign currency forward contracts	$89	$(184)	$(1,470)
Interest rate swap agreements	11	1,178	689
	$100	$994	$(781)

Net (losses) gains reclassified from AOCL to the consolidated statement of operations:
Foreign currency forward contracts	$(21)	$(466)	$(537)
Interest rate swap agreements	1,835	2,407	2,268
	$1,814	$1,941	$1,731

The losses related to the foreign currency forward contracts are included as a component of currency translation adjustment on the accompanying consolidated statements of comprehensive income at December 31, 2025, 2024 and 2023.

Derivative Financial Instruments Not Designated as Hedging Instruments

Gains recognized on derivative financial instruments not designated as hedging instruments in our consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023 were as follows:

		Year Ended December 31,
	Classification in Consolidated Statements of Operations	2025	2024	2023
Foreign currency forward contracts	Other income (expense), net	$1,358	$74	$150
		$1,358	$74	$150